Description of Organization, Business Operations and Liquidity (Details) - USD ($)					1 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 16, 2022	Jul. 01, 2021	Jun. 11, 2021	Jun. 11, 2021	Jul. 17, 2023	Aug. 16, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds				$ 150,000,000
Fund working capital			$ 1,000,000	$ 1,000,000
Amount deposited into the trust account		$ 22,500,000					$ 22,500,000
Aggregate proceeds held in the trust account		$ 172,500,000					172,500,000
Transaction costs							9,947,799		$ 9,947,799
Underwriting fees									3,450,000
Deferred underwriting fees							6,037,500		6,037,500
Other offering costs									$ 460,299
Operating businesses percentage									80.00%
Business combination percentage									50.00%
Company net tangible assets									$ 5,000,001
Public shares percentage									15.00%
Obligation to redeem public shares percentage									100.00%
Maximum allowed dissolution expenses									$ 100,000
Outstanding public shares									$ 1,000,000
Trust account per share (in Dollars per share)									$ (10)
Trust account, description									(1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share
Cash							1,201,271		$ 195,339
Working capital							2,098,073		178,223
Franchise tax payable							100,000		212,212
Franchise taxes paid							2,124		177,036
Income taxes payable							957,982		524,777
Proceeds from sale of founder shares									25,000
Unsecured and noninterest bearing promissory note									46,975
Trust account									1,000,000
Company annual limit									$ 0
Federal excise tax rate	1.00%
Fair value market rate									1.00%
Generating gross proceeds			$ 150,000,000					$ 5,700,000
Underwriting fee							3,450,000
Other offering costs							$ 460,299
Investment management trust agreement, description							the Company withdrew $1,000,000 and $389,298 from the trust account for fiscal year 2022 working capital purposes and fiscal year 2021 and fiscal year 2022 tax obligations, respectively. Additionally, in March 2023, the Company withdrew $1,000,000 from the Trust Account for fiscal year 2023 working capital purposes.
Income taxes payable							$ 957,982
Unsecured loan							46,975
Trust Account							1,000,000
Paid income tax							$ 2,951,390
Federal excise tax rate						1.00%	1.00%
Initial Public Offering [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units sold (in Shares)			15,000,000	15,000,000
Price per share (in Dollars per share)				$ 10
Overfunded trust account			$ 1,240,000	$ 1,240,000
Initial Public Offering amount			$ 150,000,000	$ 150,000,000
Public price per share (in Dollars per share)									$ 10
Warrant price per share (in Dollars per share)			$ 10	$ 10
Proceeds from sale of founder shares							$ 25,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units sold (in Shares)		2,250,000
Proceeds from initial public offering		$ 22,500,000
Additional shares (in Shares)		2,250,000
Aggregate amount		$ 22,500,000
Class B Common Stock [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Shares of common stock (in Shares)							4,312,500
Common stock par value (in Dollars per share)							$ 0.0001
Subsequent Event [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Redeemed shares (in Shares)					2,963,741
Redemption percentage					83.00%
Private Placement Warrants [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds		$ 450,000
Sale of private placement warrants (in Shares)		450,000
Warrants per share (in Dollars per share)		$ 1
Generating gross proceeds							$ 450,000
Warrant price per share (in Dollars per share)							$ 1
Additional shares (in Shares)							450,000
Private Placement Warrants [Member] | Private Placement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds									$ 5,250,000
Sale of private placement warrants (in Shares)							5,250,000		5,250,000
Price per share (in Dollars per share)									$ 1
Generating gross proceeds							$ 5,250,000
Warrant price per share (in Dollars per share)							$ 1
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds		$ 450,000
Business Combination [Member] | Subsequent Event [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Redeemed shares (in Shares)					14,286,259